Note 12 - Business Combination - Purchase Consideration and Assets and Liabilities Recognized (Details)				3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Nov. 05, 2020 USD ($)	Nov. 05, 2020 EUR (€)
Statement Line Items [Line Items]
Surplus on acquisition:		$ 1,538		$ 1,538					€ 1,291
Loss attributable to non-controlling interest						$ 0	$ 0	$ 387,000
At date of acquisition of non-controlling interest	$ 0					0	0	0
Net outflow of cash - investing activities						$ 66,000	$ (0)	7,089,000
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Non -controlling interests		(1,259,000)		(1,259,000)					(1,025,000)
At acquisition		(1,259,000)		(1,259,000)					(1,025,000)
Loss attributable to non-controlling interest		387,000	€ 319,000	400,000
At date of acquisition of non-controlling interest		(900,000)		(900,000)					(706,000)
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Cash consideration for acquisition		2,200,000		2,200,000					1,800,000	$ 4,916,000	€ 4,000,000
Cash and cash equivalents		4,942,000		4,942,000					4,021,000	4,942,000	4,021,000
Trade and other receivables										123,000	100,000
Inventory										730,000	594,000
Property, plant and equipment (Note 13)										206,000	167,000
Deferred tax asset (Note 11)										263,000	214,000
Trade and other payables										(665,000)	(541,000)
Related party payable										(1,259,000)	(1,024,000)
Other non-current liabilities										(222,000)	(181,000)
Deferred income										(711,000)	(578,000)
Deferred tax liability (Note 11)										(489,000)	(398,000)
Remediation provision										(336,000)	(282,000)
Fair value of identifiable net assets acquired										2,582,000	2,092,000
Non -controlling interests										(1,260,000)	(1,025,000)
Net assets acquired										1,322,000	1,067,000
Surplus on acquisition:										3,594,000	2,933,000
Goodwill (Note 14a)										1,698,000	1,340,000
Other intangible assets (Note 14b)										1,896,000	1,593,000
Ordinary Shares issued		237,000		237,000					197,000	200,000
Total consideration for acquisition		$ 2,410,000		2,410,000					€ 1,997,000
At acquisition										$ (1,260,000)	€ (1,025,000)
Net outflow of cash - investing activities				$ 2,147,000	€ 1,779,000
ISS Joint Venture [member]
Statement Line Items [Line Items]
Cash consideration for acquisition	0							0
Cash and cash equivalents	2,000							2,000
Net assets acquired	13,241,000							13,241,000
Total consideration for acquisition	1,000,000							1,000,000
Net outflow of cash - investing activities	0
Fair value of pre-acquisition equity interest	5,393,000							5,393,000
Total consideration	5,393,000							5,393,000
Deposits	991,000							991,000
Gain on bargain purchase - included in gain/(loss) on SES development (Note 5)	7,848,000
ISS Joint Venture [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Other intangible assets (Note 14b)	$ 12,248,000							$ 12,248,000